NET INCOME PER SHARE	12 Months Ended
Sep. 30, 2019
NET INCOME PER SHARE
24.	NET INCOME PER SHARE
Basic and diluted net income per share for each of the periods presented were calculated as follows:

	Years ended September 30,
	2017	2018	2019
	US$	US$	US$
Numerator:
Net income	14,935	11,626	21,254
- allocated to ordinary share - basic	14,891	11,583	21,117
- allocated to nonvested share - basic	44	43	137

Denominator:
Weighted average number of ordinary shares outstanding	131,432,211	132,363,620	133,060,900
Weighted average number of nonvested share	400,644	487,685	862,436
Plus incremental weighted average ordinary shares from assumed exercise of share options using the treasury stock method	1,370,400	265,850	214,781

Weighted average ordinary shares outstanding used in computing diluted net income per share	133,203,255	133,117,155	134,138,117

Basic net income per share	0.11	0.09	0.16

Basic net income per nonvested share	0.11	0.09	0.16

Diluted net income per share	0.11	0.09	0.16

Diluted net income per nonvested share	0.11	0.09	0.16